INVESTMENTS, DEBT AND DERIVATIVES - Investments and derivatives narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 486	$ 191
At amortized cost
Disclosure of financial assets [line items]
Financial assets	445	133
At amortized cost | Restricted bank deposits
Disclosure of financial assets [line items]
Financial assets	39	49
At amortized cost | Restricted cash
Disclosure of financial assets [line items]
Financial assets	57	7
At amortized cost | Loans to corporate entities
Disclosure of financial assets [line items]
Financial assets	64	54
At amortized cost | Sovereign bonds
Disclosure of financial assets [line items]
Financial assets	150	0
At amortized cost | Deferred receivable
Disclosure of financial assets [line items]
Financial assets	72	0
At amortized cost | Short term loan
Disclosure of financial assets [line items]
Financial assets	26	0
At fair value
Disclosure of financial assets [line items]
Financial assets	41	58
At fair value | Other investments
Disclosure of financial assets [line items]
Financial assets	41	58
At fair value | Other investments | Pakistan
Disclosure of financial assets [line items]
Financial assets	11	21
At fair value | Other investments | Bangladesh
Disclosure of financial assets [line items]
Financial assets	$ 30	$ 37